EQUITY PLANS - Restricted Stock Activity (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Unrecognized compensation expense
Weighted-average period over which unrecognized expense is expected to be recognized	2 years 1 month 21 days
Stock options
Unrecognized compensation expense
Unrecognized compensation expense related to non-vested stock options (in dollars)	$ 3,514,000	$ 3,101,000	$ 1,280,000
Awards granted that were immediately vested (in shares)	0	0	0
Restricted stock
Unrecognized compensation expense
Unrecognized compensation expense related to non-vested restricted stock grants (in dollars)	$ 1,162,000	$ 874,000	$ 322,000
Restricted stock | 2008 Plan
Restricted Stock Activity
Intrinsic value of the fully-vested awards (in dollars)	$ 1,301,000	$ 207,000
Restricted Stock
Outstanding (in shares)	99,000	38,000	38,000
Awarded (in shares)	28,000	82,000	25,000
Vested (in shares)	(40,000)	(21,000)	(25,000)
Outstanding (in shares)	87,000	99,000	38,000
Weighted-Average Grant Date Fair Value
Outstanding (in dollars per share)	$ 11.37	$ 11.66	$ 5.74
Awarded (in dollars per share)	31.53	10.89	13.91
Vested (in dollars per share)	33.02	9.89	5.05
Outstanding (in dollars per share)	$ 17.67	$ 11.37	$ 11.66